RESTRICTED CASH (Details Textual) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012
Elk Falls Mill [Member]
Assets Held-in-trust, Current	0.5
Letter Of Credit [Member]
Cash Collateral for Borrowed Securities	0.2
Percentage Of Cash Collateral	105.00%